Acquisitions - Preliminary Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 11, 2021	Feb. 22, 2021	Dec. 31, 2020	Jul. 02, 2020	May 13, 2020	Feb. 12, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 192,442			$ 75,736				$ 62,939
doc.ai Incorporated
Business Acquisition [Line Items]
Cash and cash equivalents			$ 12,217
Prepaid expenses			244
Other current assets			400
Goodwill			85,811
Accounts payable and other accrued liabilities			(5,965)
Deferred revenue			(2,274)
Debt			(904)
Other long term liabilities			(302)
Deferred tax liability			(1,688)
Total			120,596
doc.ai Incorporated | Developed technology
Business Acquisition [Line Items]
Intangibles assets			15,668
doc.ai Incorporated | Customer relationships
Business Acquisition [Line Items]
Intangibles assets			$ 17,389
CareLinx Inc
Business Acquisition [Line Items]
Cash and cash equivalents		$ 445
Accounts receivable		4,006
Other receivables		59
Prepaid expenses		234
Other current assets		344
Other long term assets		1,789
Goodwill		31,510
Accrued expenses		(1,371)
Contract liabilities - current		(45)
Non-current contract liabilities		(53)
Other long term liabilities		(2,048)
Total		65,570
CareLinx Inc | Developed technology
Business Acquisition [Line Items]
Intangibles assets		14,800
CareLinx Inc | Customer relationships
Business Acquisition [Line Items]
Intangibles assets		13,300
CareLinx Inc | Trade Names [Member]
Business Acquisition [Line Items]
Intangibles assets		$ 2,600
Visualize Health [Member]
Business Acquisition [Line Items]
Accounts receivable							$ 650
Goodwill							5,223
Accounts payable and other accrued liabilities							(47)
Deferred tax liability							(1,122)
Total							9,509
Visualize Health [Member] | Developed technology
Business Acquisition [Line Items]
Intangibles assets							4,385
Visualize Health [Member] | Customer relationships
Business Acquisition [Line Items]
Intangibles assets							$ 420
Mindsciences Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents						$ 140
Accounts receivable						99
Prepaid expenses						12
Goodwill						5,692
Accounts payable and other accrued liabilities						(185)
Deferred tax liability						(287)
Total						7,590
Mindsciences Inc [Member] | Developed technology
Business Acquisition [Line Items]
Intangibles assets						1,731
Mindsciences Inc [Member] | Customer relationships
Business Acquisition [Line Items]
Intangibles assets						$ 388
Whitehat A I [Member]
Business Acquisition [Line Items]
Prepaid expenses					$ 10
Goodwill					1,165
Accounts payable and other accrued liabilities					(241)
Deferred tax liability					(465)
Total					2,723
Whitehat A I [Member] | Developed technology
Business Acquisition [Line Items]
Intangibles assets					$ 2,254